Leases (Tables)	12 Months Ended
Nov. 30, 2022
Leases [Abstract]
Schedule of Components of Lease Expenses
The components of expense were as follows:

	November 30,
(in millions)	2022	2021	2020
Operating lease expense	$192	$203	$203
Variable lease expense (a) (b)	$(39)	$(100)	$(61)

(a)Variable lease expense represents increases or reductions to costs associated with our multi-year preferential berthing agreements which vary based on the number of passengers. These costs are recorded within Commissions, transportation and other in our Consolidated Statements of Income (Loss). Variable and short-term lease costs related to operating leases, other than the port facilities, were not material to our consolidated financial statements.
(b)Several of our preferential berthing agreements have force majeure provisions which were in effect during the pause in guest cruise operations due to COVID-19.
Weighted average of the remaining lease terms and weighted average discount rates are as follows:

	November 30, 2022	November 30, 2021
Weighted average remaining lease term - operating leases (in years)	13	12
Weighted average discount rate - operating leases	5.2%	3.8%

Schedule of Maturities of Operating Lease Liabilities
As of November 30, 2022, maturities of operating lease liabilities were as follows:

(in millions) Year
2023	$198
2024	199
2025	180
2026	167
2027	144
Thereafter	965
Total lease payments	1,853
Less: Present value discount	(518)
Present value of lease liabilities	$1,335